Feb. 05, 2021
MainStay VP MacKay Common Stock Portfolio
MainStay VP MacKay Common Stock Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP MacKay Common Stock Portfolio

(the “Portfolio”)

Supplement dated February 5, 2021 (“Supplement”) to the
Summary Prospectus and Prospectus each dated May 1, 2020, as supplemented, and

Statement of Additional Information, dated
May 1, 2020, as supplemented (“SAI”)

Important Notice Regarding Changes to Name and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus, Prospectus and SAI.

At meetings held on January 21, January 25 and February 3, 2021, the Board of Trustees (“Board”) of MainStay VP Funds Trust (“Trust”) considered and approved, among other related proposals: (i) appointing Wellington Management Company LLP (“Wellington”) as the Portfolio’s subadvisor and the related subadvisory agreement; (ii) changing the Portfolio’s name and modifying its non-fundamental “names rule” investment policy; and (iii) modifying the Fund’s principal investment strategies and investment process.

On or about February 8, 2021, shareholders of the Portfolio will receive an information statement containing further information regarding the subadvisor change.

As a result, unless otherwise indicated below, effective on or about May 1, 2021, the following changes will be made to the Summary Prospectus, Prospectus and SAI:

1.	Name Change. The name of the Portfolio is changed to MainStay VP Wellington U.S. Equity Portfolio.

3.	Principal Investment Strategies. The “Principal Investment Strategies” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Under normal circumstances, the Portfolio invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in U.S. equity securities. The Portfolio primarily invests in common stocks of U.S. companies with market capitalizations that, at the time of investment, are similar to the market capitalizations of companies whose stocks are included in the Standard & Poor's 500® Index (which ranged from $4.2 billion to $2,252.6 billion as of December 31, 2020). Generally, an issuer of a security is considered to be a U.S. issuer based on the issuer's "country of risk," as determined by a third-party service provider such as Bloomberg.

Investment Process: Wellington Management Company LLP, the Portfolio’s Subadvisor (the “Subadvisor”), selects the Portfolio’s investments using fundamental research focused on identifying issuers with improving quality metrics, business momentum and attractive relative valuations. Measures of quality improvement include capital structure and intensity, return on assets, and cash generation potential. Business momentum metrics incorporate revenue and earnings momentum/surprise, analyst revisions, and margin trends. Valuation metrics consist of both cash flow and earnings ratios applied on an industry-relative basis. Research emphasizes the sustainability of a business’ competitive advantages, revenue and margin drivers, and cash-generation capacity. Other important considerations include capital allocation discipline, off-financial-statement factors, management track record, and analysis of products and competition. The investment team uses a proprietary, portfolio construction tool to focus active risk on stock selection, while minimizing uncompensated risks such as style factors or cycle exposures. The Subadvisor may also give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity. The Subadvisor may sell a security if, among other reasons, the Subadvisor believes the security no longer demonstrates improving quality, the Subadvisor believes more attractive investment alternatives exist, or the Subadvisor’s risk/reward assessment of the security is no longer favorable.

4.	Principal Risks. The “Principal Risks” section of the Summary Prospectus is revised as follows:

The “Portfolio Management Risk” is deleted and replaced with the following:

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Portfolio's benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio's benchmark.

5.	Past Performance. The “Past Performance” section of the Summary Prospectus and Prospectus is revised as follows:

(a)	References to the Portfolio’s prior secondary benchmark, the Russell 1000® Index, are deleted in their entirety.

(b)	The following is added as the fourth paragraph:

Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.